Equity - Changes in Other Components of Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reserves within equity [line items]
Beginning balance	¥ 12,627,822	¥ 13,005,872	¥ 11,502,291
Ending balance	12,148,072	12,627,822	13,005,872
Remeasurements of defined benefit plans [member]
Disclosure of reserves within equity [line items]
Beginning balance
Adjustment during the year	(14,637)	26,874	(18,194)
Reclassification to retained earnings	14,637	(26,874)	18,194
Ending balance
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member]
Disclosure of reserves within equity [line items]
Beginning balance	125,516	108,537	126,940
Adjustment during the year	134,224	(19,953)	(17,924)
Reclassification to retained earnings	(22,225)	36,932	(479)
Ending balance	237,515	125,516	108,537
Exchange differences on translating foreign operations [member]
Disclosure of reserves within equity [line items]
Beginning balance	2,060,305	2,203,913	1,290,457
Adjustment during the year	738,648	(143,608)	913,456
Reclassification to retained earnings
Ending balance	2,798,953	2,060,305	2,203,913
Cash flow hedge [Member]
Disclosure of reserves within equity [line items]
Beginning balance
Adjustment during the year	11,021
Reclassification to retained earnings
Ending balance	11,021
Other components of equity [member]
Disclosure of reserves within equity [line items]
Beginning balance	2,185,821	2,312,450	1,417,397
Adjustment during the year	869,256	(136,687)	877,338
Reclassification to retained earnings	(7,588)	10,058	17,715
Ending balance	¥ 3,047,489	¥ 2,185,821	¥ 2,312,450